Discontinued operations and assets and liabilities of disposal groups - Operating cash flows attributable to discontinued operations (Details) - Discontinued operations - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncurrent assets or disposal groups classified as held for sale
Net cash flows from operating activities	£ 1,290	£ (895)	£ (3,909)
Net increase/(decrease) in cash and cash equivalents	£ 1,290	£ (895)	£ (3,909)